Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Operating Loss Carryforwards, Valuation Allowance	$ 5,761,462	$ 1,818,542